Accounts Receivable, Net	6 Months Ended
Mar. 31, 2025
Accounts Receivable, Net [Abstract]
ACCOUNTS RECEIVABLE, NET

5. ACCOUNTS RECEIVABLE, NET

Accounts receivable, net comprised the following:

	September 30,	As of March 31，
	2024	2025	2025
	RMB	RMB	US$
Accounts receivable	51,483,121	41,171,088	5,673,528
Allowance for credit losses	(11,041,825)	(11,167,713)	(1,538,952)
Total	40,441,296	30,003,375	4,134,576

Allowance for credit losses, net consists of the following:
Beginning balance	10,921,962	11,041,825	1,521,604
Movement	119,863	125,888	17,348
Ending balance	11,041,825	11,167,713	1,538,952